Provisions	12 Months Ended
Dec. 31, 2023
Pensions [Abstract]
Provisions
21.	Provisions

	Year ended December 31, 2023	Year ended December 31, 2022
	Warranties	Warranties
At January 1	$149,526	$258,320
Additional provisions	113,888	56,050
Used during the year	(32,366)	(46,592)
Reversal of unused amounts	(98,558)	(95,297)
Exchange differences	(33)	(22,955)
At December 31	$132,457	$149,526

Analysis of total provisions:

	December 31, 2023	December 31, 2022
	Warranties	Warranties
Current	$68,510	$88,469
Non-current	$63,947	$61,057

The Group’s warranty provisions were associated with the sales of hardware, software and services, and were estimated in accordance with the historical warranty data of products.